Fair Value of Financial Instruments (Fair Value of Assets Measured on a Non-recurring Basis) (Details) - Fair Value, Measurements, Nonrecurring [Member] - USD ($)	Dec. 31, 2016	Mar. 31, 2016	Mar. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investments	$ 185,417	$ 190,172	$ 201,600
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investments	0	0	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investments	0	0	0
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investments	$ 185,417	$ 190,172	$ 201,600